Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment
	2018	2017
Cost	$6,937,062	$6,733,634
Accumulated depreciation	(3,898,450)	(3,559,810)
	$3,038,612	$3,173,824
Rig equipment	2,745,172	2,823,782
Rental equipment	43,992	60,179
Other equipment	52,195	66,560
Vehicles	12,702	16,280
Buildings	65,561	71,102
Assets under construction	84,561	102,035
Land	34,429	33,886
	$3,038,612	$3,173,824

Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2016	$6,266,991	$159,144	$247,073	$45,147	$131,361	$126,430	$35,032	$7,011,178
Additions	21,268	71	49	42	235	53,158	—	74,823
Disposals	(71,014)	(9,758)	(785)	(339)	(930)	—	—	(82,826)
Reclassifications	67,779	84	216	113	—	(68,566)	—	(374)
Effect of foreign currency exchange differences	(250,858)	(1,530)	(1,603)	(1,762)	(3,281)	(8,987)	(1,146)	(269,167)
Balance, December 31, 2017	6,034,166	148,011	244,950	43,201	127,385	102,035	33,886	6,733,634
Additions	7,013	—	347	—	569	106,647	—	114,576
Disposals	(32,153)	(18,227)	(59,865)	(228)	(3,663)	—	(893)	(115,029)
Reclassifications	127,668	—	507	—	—	(128,175)	—	—
Reclassification to assets held for sale	(135,398)	—	—	—	—	—	—	(135,398)
Effect of foreign currency exchange differences	321,240	679	5,351	2,483	4,036	4,054	1,436	339,279
Balance, December 31, 2018	$6,322,536	$130,463	$191,290	$45,456	$128,327	$84,561	$34,429	$6,937,062

Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2016	$3,056,058	$79,746	$161,342	$23,117	$49,026	$—	$—	$3,369,289
Depreciation expense	334,896	15,159	19,914	5,064	8,488	—	—	383,521
Disposals	(67,304)	(6,331)	(592)	(320)	(208)	—	—	(74,755)
Impairment	15,313	—	—	—	—	—	—	15,313
Effect of foreign currency exchange differences	(128,579)	(742)	(2,274)	(940)	(1,023)	—	—	(133,558)
Balance, December 31, 2017	3,210,384	87,832	178,390	26,921	56,283	—	—	3,559,810
Depreciation expense	335,215	9,418	15,993	4,820	8,126	—	—	373,572
Disposals	(28,399)	(11,249)	(59,857)	(220)	(3,161)	—	—	(102,886)
Reclassification to assets held for sale	(115,740)	—	—	—	—	—	—	(115,740)
Effect of foreign currency exchange differences	175,904	470	4,569	1,233	1,518	—	—	183,694
Balance, December 31, 2018	$3,577,364	$86,471	$139,095	$32,754	$62,766	$—	$—	$3,898,450